Stockholders' Equity - Summary of Warrant Activity (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Warrants Outstanding, Beginning Balance	62,064,634	268,788,733
Number of Warrants Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering		47,302,176
Number of Warrants Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering		12,942,000
Number of Warrants Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable and warrants		(163,178,007)
Number of Warrants Ratchet warrants issued due to price reset		7,454,050
Number of Warrants Cashless warrant exercise	(555,556)	(111,244,318)
Number of Warrants Issuance of series C warrants	$ 55,000,000
Number of Warrants Cancellation of Series C Warrants for no consideration	$ (55,000,000)
Number of Warrants exercise for cash	(2,850,000)
Number of Warrants Expiration of warrant	$ (1,167)
Number of Warrants Outstanding, Ending Balance	58,657,911	62,064,634